PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Schedule Of Property Plant And Equipment
	June 30, 2022	Dec 31, 2021
Computers – 3 year estimated useful life	$108,622	108,622
Less – Accumulated Depreciation	(102,645)	(998,602)
Property and Equipment, net	$5,977	10,020

	December 31, 2021	December 31, 2020
Computers – 3 year estimated useful life	$108,622	$108,622
Less – Accumulated Depreciation	(98,602)	(93,117)
Property and Equipment, net	$10,020	$15,505